SHARE CAPITAL	12 Months Ended
Aug. 31, 2022
Disclosure Of Share Capital Information [Abstract]
Share Capital	SHARE CAPITAL
i.    Authorized share capital
The authorized share capital of the Company is an unlimited number of Common Shares without par value and an unlimited number of preferred shares without par value. All issued shares, consisting only of Common Shares, are fully paid and non-assessable.

ii.    Issued share capital
As at August 31, 2022, the Company’s issued and outstanding share capital consisted of 313,815,503 (August 31, 2021 – 298,786,023) Common Shares with a carrying value of $769,725 (August 31, 2021 - $730,803).

iii.    Issuances of share capital
The Laurentian Organic Inc. acquisition
On December 21, 2021, the Company issued 10,896,442 Common Shares in connection with its acquisition of Laurentian as described in Note 27. The fair value of the Common Shares issued was $27,568 based on market price on December 21, 2021 of $2.53 per share. Share issuance costs incurred were $55 related to listing fees and were allocated to the Common Shares recorded in share capital.

The Edibles and Infusions Corporation Acquisition
On April 6, 2021, the Company issued 5,045,873 Common Shares as a result of the acquisition of EIC, as described in Note 27, for share consideration of $22,000. The Company incurred acquisition-related costs of $620 on legal fees and due diligence costs. Of these costs $555 have been included in the statement of operations and comprehensive loss and $65 have been capitalized to share capital. During the year ended August 31, 2022, the Company issued 1,039,192 Common Shares on EIC's achievement of the first milestone earnout set in the EIC share purchase agreement for share consideration of $3,500, less share issuance costs of $12 (Note 27).
Private placement - Organigram and BAT Strategic Investment and Product Development Collaboration ("PDC")
On March 10, 2021, the Company received a $221,211 strategic investment from a wholly-owned subsidiary of BAT, which subscribed to 58,336,392 Common Shares of the Company at $3.792 per common share, which represented an approximate 19.9% equity interest in the Company on a post-transaction basis. As described in Note 13, $2,740 of the gross proceeds was allocated to derivative liabilities with the residual of $218,471, being recorded in share capital. Share issuance costs of $1,174 in the form of listing fees, agents’ commissions, regulatory fees, and legal and professional fees, were allocated to the Common Shares recorded in share capital.

Concurrent with this investment, as described in Note 13, the Company granted BAT certain rights to subscribe for additional Common Shares in specified circumstances. During the year ended August 31, 2022, BAT exercised 2,659,716 shares for consideration of $6,352, less share issuance costs of $18.

Unit offering
On November 12, 2020, the Company completed an underwritten public offering for gross proceeds of $69,143 as described in Note 13. 37,375,000 Units of the Company were issued at a price of $1.85 per Unit. Each Unit is comprised of one Common Share of the Company and one half of one Warrant of the Company, therefore resulting in 37,375,000 Common Shares and 18,687,500 Warrants being issued. As described in Note 13, $12,894 of the gross proceeds was allocated to derivative liabilities with the residual of $56,249, being recorded in share capital. Share issue costs were $4,305 which included a 5% cash commission of $3,457 paid to placement agents with the balance related to filing, legal, and other professional fees directly related to the offering. Of the total, $803 of the share issue costs were allocated to the derivative liabilities and expensed in the consolidated statement of operations and comprehensive loss and the balance of $3,502 was allocated to the Common Shares recorded in share capital.
Exercise of stock options
During the year ended August 31, 2022, 100,799 (August 31, 2021 – 1,691,498) share options were exercised at an average exercise price of $0.70 (August 31, 2021 - $2.38) for cash proceeds of $74 (August 31, 2021 - $4,027) and an increase of $127 (August 31, 2021 - $6,268) to share capital and a decrease to equity reserves of $53 (August 31, 2021 - $2,241).

Exercise of restricted share units ("RSU")
During the year ended August 31, 2022, 259,000 (August 31, 2021 – 80,491) RSUs were exercised for an increase of $1,239 (August 31, 2021 - $382) to share capital and a decrease to equity reserves of $1,239 (August 31, 2021 - $382).

Exercise of performance share units ("PSU")
During the year ended August 31, 2022, 74,331 (August 31, 2021 – 1,858) PSUs were exercised for an increase of $221 (August 31, 2021 - $9) to share capital and a decrease to equity reserves of $221 (August 31, 2021 - $9).

Exercise of warrants
During the year ended August 31, 2022, no (August 31, 2021- 1,743,850) warrants were exercised.
iv.    Share-based compensationotal share-based compensation charges, including those related to production employees that are charged to biological assets and inventory, of $5,127 (August 31, 2021 – $3,896).
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the year ended August 31, 2022:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2021	7,797,273	3.84
Granted	5,477,000	$1.55
Exercised	(100,799)	$0.70
Cancelled / Forfeited	(754,981)	$5.18
Expired	(1,367,554)	$2.77
Balance - August 31, 2022	11,050,939	$2.77
The following is a summary of the outstanding stock options as at August 31, 2022:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$0.30 - $1.93	5,583,849	9.0	2,371,562
$1.94 - $2.22	1,045,000	7.9	757,500
$2.23 - $2.56	120,000	8.2	79,466
$2.57 - $3.18	1,177,578	7.4	829,178
$3.19 - $3.68	1,016,400	7.2	864,400
$3.69 - $5.08	1,056,011	6.2	1,056,011
$5.09 - $11.27	1,052,101	6.5	1,052,101
	11,050,939	8.1	7,010,218
Options outstanding have exercise prices that range from $0.30 to $11.27 with a weighted average contractual remaining life of 8.1 years. Total share-based compensation charges, including related to production employees that are charged to biological assets and inventory for the year ended August 31, 2022 were $3,490 (August 31, 2021 – $2,921) related to the Company’s stock option plan. The fair value of options granted during the year ended August 31, 2022 was $6,029 (August 31, 2021 - $2,169). These options are measured at fair value at the date of grant and are expensed over the option’s vesting period, which typically ranges from two to three year terms with options vesting in annual tranches evenly over this time period. The Company used the Black-Scholes option pricing model to estimate the fair value of options granted.
The following inputs were used for the year ended August 31, 2022 and 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Risk free interest rate	1.18% - 2.98%	0.42% - 1.62%
Expected life of options	5.0 - 6.0 years	5.0 - 6.5 years
Expected annualized volatility	85% - 89%	68% - 98%
Expected dividend yield	—	—
Forfeiture rate	11.4% - 11.7%	7.5% - 11.4%

Expected volatility was estimated by using the weighted average historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk free rate is based on Government of Canada bonds with a remaining term equal to the expected life of the options. The forfeiture rate is calculated based on historical experience.

Equity incentive plan
During the year ended August 31, 2022, the Company has granted both RSUs and PSUs under the 2017 Equity Incentive Plan and under the New Equity Incentive Plan. The grant price of any RSU or PSU was determined based on the market price calculated in accordance with TSX rules at the time of grant and with respect to PSUs, adjusted for any non-market and market performance vesting conditions in accordance with IFRS 2 Share-based Payment.
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2021	1,186,172
Granted	1,444,678
Exercised	(259,000)
Cancelled / Forfeited	(26,073)
Balance - August 31, 2022	2,345,777
The estimated fair value of the equity settled RSUs granted during the year ended August 31, 2022 was $2,612 (August 31, 2021 - $748), which was based on the Company’s share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is over a period of one and three years for most grants. For the year ended August 31, 2022, $1,611 (August 31, 2021 - $1,226) has been recognized as share-based compensation expense.
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2021	471,847
Granted	188,273
Exercised	(74,331)
Cancelled / Forfeited	(320,918)
Balance - August 31, 2022	264,871
The estimated fair value of the equity settled PSUs granted during the year ended August 31, 2022 was $522 (August 31, 2021 - $472), which was based on the Company’s share price at the grant date, adjusted for an estimate of likelihood of forfeiture, and will be recognized as an expense over the vesting period of the PSUs, which is one and three years for most grants. For the year ended August 31, 2022, $26 (August 31, 2021 - $381) has been recognized as share-based compensation expense.
v.    Loss per share
Loss per share represents net loss attributable to common shareholders divided by the weighted average number of Common Shares outstanding during the period.

Diluted loss per share is calculated by dividing the applicable net loss by the sum of the weighted average number of Common Shares outstanding and all additional Common Shares, excluding any Common Shares to be issued under the contingent share consideration agreement, that would have been outstanding if potentially dilutive Common Shares had been issued during the period.

For the periods presented, diluted loss per share equals basic loss per share due to the anti-dilutive effect of Stock options, Warrants, Top-up rights, Restricted and Performance share units.

The weighted average number of Common Shares, used in the calculation of basic and diluted loss per share for the year ended August 31, 2022 were 308,915,670 (August 31, 2021- 256,119,930).